Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:-     COMMITMENTS AND CONTINGENT LIABILITIES

a.      Lease commitments:

On December 11, 2017, the Company entered into a lease agreement for its operating facilities. The lease agreement had an initial term commencing March 1, 2018 through February 28, 2021 and is automatically renewable unless the Company provides a notice 120 days before the end of the lease term. Such notice was not provided and the agreement was renewed until February 28, 2024.

On December 30, 2018, the Company entered into a new lease agreement for an additional floor in the same building. The new lease agreement commenced on January 1, 2019 and ended on December 31, 2020 and the Company has a renewal option which was exercised, as a result of which lease term was extended to December 31, 2022.

On June 24, 2021, the Company has entered into a lease agreement for its operating facilities. The lease agreement has a term from July 1, 2021 through December 31, 2022 and is automatically extended for an additional year unless the Company provides a notice of termination 30 days before the end of the initial lease term.

The minimum future lease payments due under the non-cancelable lease agreements subsequent to December 31, 2021, are as follows:

Year ending December 31,	Operating lease
2022	294
2023	268
2024	36

a.      Expenses for lease of facilities for the years ended December 31, 2021, 2020 and 2019 were approximately $283, $237 and $236, respectively.

b.    The Company participated in programs sponsored mainly by the Israeli government for the support of its research and development activities. Through December 31, 2021, the Company had obtained grants from the Israel Innovation Authority (“IIA”) aggregating $4,382 for certain of its research and development projects. The Company is obligated to pay royalties to the IIA, amounting to 3% of the sales of the products and other related revenues generated from such projects. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received, plus annual interest generally equal to 12-months LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The obligation to pay these royalties is contingent on sales of the products.

c.      Obligations under the Scintilla debenture (see Note 7) are secured by a pledge of substantially all of the assets of the Company and the guarantors, and contains affirmative, negative and financial covenants.